Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair Value Measurements

The following valuation hierarchy is used for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2 inputs are quoted prices for similar assets or liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

•	Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

As of December 31, 2014 and 2015, the Company’s financial assets or liabilities required to be measured on a recurring basis are accrued earn-out consideration payable in connection with the 2012 acquisition of certain assets of Mojoness, Inc., or Mojo, and the 2014 acquisitions of a domain name business and the 2015 interest rate cap. The Company has classified its interest rate cap within Level 2 of the fair value hierarchy. The Company has classified its liabilities for contingent earn-out consideration related to these acquisitions within Level 3 of the fair value hierarchy because the fair value is determined using significant unobservable inputs, which included probability weighted cash flows. The Company recorded a $0.7 million change in fair value of the earn-out consideration related to Mojo and one of the other 2012 acquisitions as of December 31, 2013 in the Company’s general and administrative expense in the consolidated statement of operations and comprehensive income. During the year ended December 31, 2014, the Company paid $0.2 million related to the earn-out provisions for the Mojo acquisition and recorded $23.0 million related to the 2014 domain name business acquisition of which $14.0 million was paid during the year ended December 31, 2014. The Company recorded a $0.4 million change in fair value of the earn-out consideration related to Mojo and the 2014 domain name business during the year ended December 31, 2014. During the year ended December 31, 2015, the Company paid $0.5 million related to the earn-out provisions for the Mojo acquisition and paid $10.1 million related to the earn-out provisions of the 2014 domain name business acquisition. The Company recorded a $1.2 million change in fair value of the earn-out consideration related to the earn-out provisions of the Mojo and 2014 domain name business acquisitions during the year ended December 31, 2015. The earn-out consideration in the table below is included in total deferred consideration in the Company’s consolidated balance sheets.

Basis of Fair Value Measurements

	Balance	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Balance at December 31, 2014:
Financial liabilities:
Contingent earn-out consideration	$10,887	—	—	$10,887

Total financial liabilities	$10,887	—	—	$10,887

Balance at December 31, 2015:
Financial assets:
Interest rate cap (included in other assets)	$3,130	—	$3,130	$—

Total financial assets	$3,130	—	$3,130	$—

Financial liabilities:
Contingent earn-out consideration	$1,469	—	—	$1,469

Total financial liabilities	$1,469	—	—	$1,469

The following table summarizes the changes in the financial liabilities measured on a recurring basis using Level 3 inputs as of December 31, 2014 and 2015:

Amount
(in thousands)
Financial liabilities measured using Level 3 inputs at January 1, 2014	$1,655
Accrual of contingent earn-out related to 2014 acquisition	22,987
Payment of contingent earn-out related to 22012 and 2014 acquisitions	(14,158)
Change in fair value of contingent earn-outs	403

Financial liabilities measured using Level 3 inputs at December 31, 2014	$10,887
Payment of contingent earn-outs related to 2012 and 2014 acquisitions	(10,592)
Change in fair value of contingent earn-outs	1,174

Financial liabilities measured using Level 3 inputs at December 31, 2015	$1,469